Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Kansas Municipal Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	(1.07%)	4.53%	(9.56%)	0.17%	4.69%	5.38%	0.77%	3.41%	0.29%	2.77%
Maine Municipal Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.09%)	5.26%	(10.31%)	(0.33%)	3.06%	4.18%	0.48%	2.95%	(0.94%)	2.74%
Nebraska Municipal Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.57%)	4.17%	(9.03%)	(0.26%)	3.22%	5.21%	0.49%	4.32%	(0.59%)	3.03%
Oklahoma Municipal Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.51%)	4.94%	(10.70%)	0.90%	3.73%	5.78%	0.51%	3.70%	(0.05%)	3.44%
Viking Tax-Free Fund for Montana, Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.17%)	4.23%	(8.53%)	0.28%	4.03%	5.37%	0.54%	3.77%	(0.43%)	3.21%
Viking Tax-Free Fund for North Dakota, Class A
Prospectus [Line Items]
Annual Return [Percent]	(1.97%)	4.63%	(9.90%)	0.43%	2.90%	4.89%	0.69%	3.12%	(0.08%)	3.43%